Trade and other receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Other receivables	$ 49	$ 102
Net trade receivables	493	399
IHGGreater China [Member] | IFRSFULLLater Than One Year And Not Later Than Two Years [Member]
Disclosure of detailed information about financial instruments [line items]
Net trade receivables	4	$ 0
Non-interest-bearing trade receivables, payment terms		361 days
Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Net trade receivables	37	$ 27
Credit risk [member] | Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Impact of applying provision matrix to all owner groups	12	16
Credit risk [member] | Change In Payment Plans [Member]
Disclosure of detailed information about financial instruments [line items]
Impact of applying provision matrix to all owner groups including in year changes	$ 15
Countries with restrictions on repatriation
Disclosure of detailed information about financial instruments [line items]
Other receivables		$ 53